Commitments, Contingent Liabilities and Liens (Information about Operating Leases) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 59,487
2017	33,735
2018	16,473
2019	3,747
2020 and thereafter	2,438
Total	$ 115,880
Operating Facility Leases [Member]
Operating Leased Assets [Line Items]
Lease expiration dates	Jun. 26, 2024
2016	$ 910
2017	954
2018	956
2019	693
2020 and thereafter	1,037
Total	$ 4,550
Operating Network Leases [Member]
Operating Leased Assets [Line Items]
Lease expiration dates	Feb. 29, 2020
2016	$ 58,083
2017	32,443
2018	15,342
2019	3,054
2020 and thereafter	1,401
Total	110,323
Motor Vehicles [Member]
Operating Leased Assets [Line Items]
2016	494
2017	338
2018	$ 175
2019
2020 and thereafter
Total	$ 1,007